Intangible assets and goodwill (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 1,377,232	R$ 1,050,357
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(27,973)	(25,031)
Additions due to acquisitions		488,549
Transfers	0	0
Disposals	(815)	(25)
Hyperinflation adjustment	522	105
Exchange variations	(1,639)
Impairment		(136,723)
Closing balance	R$ 1,347,327	1,377,232
Minimum
Intangible assets and goodwill
Average annual amortization rates %	10.00%
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 1,563,046	1,168,697
Changes in intangible assets other than goodwill [abstract]
Additions	52,656	42,495
Additions due to acquisitions		488,549
Transfers	(5)	0
Disposals	(2,191)	(77)
Hyperinflation adjustment	522	105
Exchange variations	(1,639)
Impairment		(136,723)
Closing balance	1,612,389	1,563,046
Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(185,814)	(118,340)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(80,629)	(67,526)
Additions due to acquisitions		0
Transfers	5	0
Disposals	1,376	52
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		0
Closing balance	R$ (265,062)	R$ (185,814)
Intangible assets under development
Intangible assets and goodwill
Average annual amortization rates %	0.00%	0.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 41,707
Changes in intangible assets other than goodwill [abstract]
Closing balance	47,124	R$ 41,707
Intangible assets under development | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	41,707	7,723
Changes in intangible assets other than goodwill [abstract]
Additions	47,253	39,714
Additions due to acquisitions		0
Transfers	(40,714)	(5,872)
Disposals	(5)	0
Hyperinflation adjustment	522	142
Exchange variations	(1,639)
Impairment		0
Closing balance	47,124	41,707
Intangible assets under development | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	0
Changes in intangible assets other than goodwill [abstract]
Closing balance	0	0
Software license
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	4,977
Changes in intangible assets other than goodwill [abstract]
Closing balance	R$ 22,132	R$ 4,977
Software license | Minimum
Intangible assets and goodwill
Average annual amortization rates %	20.00%	20.00%
Software license | Maximum
Intangible assets and goodwill
Average annual amortization rates %	50.00%	50.00%
Software license | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 10,112	R$ 7,449
Changes in intangible assets other than goodwill [abstract]
Additions	5,403	2,777
Additions due to acquisitions		0
Transfers	18,888	0
Disposals	(2,186)	(77)
Hyperinflation adjustment	0	(37)
Exchange variations	0
Impairment		0
Closing balance	32,217	10,112
Software license | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(5,135)	(3,310)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(6,465)	(1,877)
Additions due to acquisitions		0
Transfers	139	0
Disposals	1,376	52
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		0
Closing balance	R$ (10,085)	R$ (5,135)
Database
Intangible assets and goodwill
Average annual amortization rates %	10.00%	10.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 253
Changes in intangible assets other than goodwill [abstract]
Closing balance	R$ 173	R$ 253
Database | Minimum
Intangible assets and goodwill
Average annual amortization rates %	20.00%
Database | Maximum
Intangible assets and goodwill
Average annual amortization rates %	50.00%
Database | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 800	800
Changes in intangible assets other than goodwill [abstract]
Additions	0	0
Additions due to acquisitions		0
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		0
Closing balance	800	800
Database | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(547)	(467)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(80)	(80)
Additions due to acquisitions		0
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		0
Closing balance	R$ (627)	R$ (547)
Goodwill
Intangible assets and goodwill
Average annual amortization rates %	0.00%	0.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 923,439
Changes in intangible assets other than goodwill [abstract]
Closing balance	923,439	R$ 923,439
Goodwill | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	923,439	813,912
Changes in intangible assets other than goodwill [abstract]
Additions	0	0
Additions due to acquisitions		246,250
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		(136,723)
Closing balance	923,439	923,439
Goodwill | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	0
Changes in intangible assets other than goodwill [abstract]
Closing balance	R$ 0	R$ 0
Customer portfolio
Intangible assets and goodwill
Average annual amortization rates %	10.00%	10.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 36,481
Changes in intangible assets other than goodwill [abstract]
Closing balance	24,662	R$ 36,481
Customer portfolio | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	131,448	118,854
Changes in intangible assets other than goodwill [abstract]
Additions	0	0
Additions due to acquisitions		12,594
Transfers	4,400	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		0
Closing balance	135,848	131,448
Customer portfolio | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(94,967)	(80,103)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(13,652)	(14,864)
Additions due to acquisitions		0
Transfers	(2,567)	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		0
Closing balance	R$ (111,186)	R$ (94,967)
Non-compete
Intangible assets and goodwill
Average annual amortization rates %	20.00%	20.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 1,551
Changes in intangible assets other than goodwill [abstract]
Closing balance	743	R$ 1,551
Non-compete | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	2,697	2,697
Changes in intangible assets other than goodwill [abstract]
Additions	0	0
Additions due to acquisitions		0
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		0
Closing balance	2,697	2,697
Non-compete | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(1,146)	(337)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(808)	(809)
Additions due to acquisitions		0
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		0
Closing balance	R$ (1,954)	R$ (1,146)
Brands and patents
Intangible assets and goodwill
Average annual amortization rates %	20.00%	0.00%
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 29
Changes in intangible assets other than goodwill [abstract]
Closing balance	29	R$ 29
Brands and patents | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	29	25
Changes in intangible assets other than goodwill [abstract]
Additions	0	4
Additions due to acquisitions		0
Transfers	0	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		0
Closing balance	29	29
Brands and patents | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	0
Changes in intangible assets other than goodwill [abstract]
Closing balance	0	0
Platform
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	368,795
Changes in intangible assets other than goodwill [abstract]
Closing balance	R$ 329,025	R$ 368,795
Platform | Minimum
Intangible assets and goodwill
Average annual amortization rates %	10.00%	10.00%
Platform | Maximum
Intangible assets and goodwill
Average annual amortization rates %	20.00%	20.00%
Platform | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	R$ 452,814	R$ 217,237
Changes in intangible assets other than goodwill [abstract]
Additions	0	0
Additions due to acquisitions		229,705
Transfers	17,421	5,872
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		0
Closing balance	470,235	452,814
Platform | Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Opening balance	(84,019)	(34,123)
Changes in intangible assets other than goodwill [abstract]
Amortization additions	(59,624)	(49,896)
Additions due to acquisitions		0
Transfers	2,433	0
Disposals	0	0
Hyperinflation adjustment	0	0
Exchange variations	0
Impairment		0
Closing balance	R$ (141,210)	R$ (84,019)